PGIM Select Real Estate Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	108 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025 [2]	Dec. 31, 2025
S&P 500 Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.88%	14.42%	15.14%	14.82%
FTSE EPRA/NAREIT Developed Index (ND)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		9.58%	2.76%		3.25%
A
Prospectus [Line Items]
Average Annual Return, Percent		1.16%	2.79%		5.75%
C
Prospectus [Line Items]
Average Annual Return, Percent		5.19%	3.19%		5.55%
Z
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	4.23%		6.62%
Z | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.34%	3.14%		5.29%
Z | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.45%	2.84%		4.68%
R6
Prospectus [Line Items]
Average Annual Return, Percent		7.32%	4.29%		6.65%

[1]	The Fund compares its performance against this broad-based index in response to regulatory requirements.
[2]	Since Inception returns for the Indexes are measured from the month-end closest to the inception date for Class R6 shares.